Document and Entity Information	Sep. 08, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001819989
Document Type	8-K/A
Document Period End Date	Sep. 08, 2021
Entity Registrant Name	CIPHER MINING INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39625
Entity Tax Identification Number	85-1614529
Entity Address, Address Line One	222 Purchase Street
Entity Address, Address Line Two	Suite #290
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	(914)
Local Phone Number	370-8006
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 2 to Current Report on Form 8-K/A is being filed to amend the Current Report on Form 8-K filed on September 8, 2021 (the “Original Form 8-K”), as amended by Amendment No.1 on Form 8-K/A filed on September 9, 2021 (together with the Original Form 8-K, the “Amended Form 8-K”). The Amended Form 8-K contained a typographical error in the purchase price and, as a result, this Amendment No. 2 is being filed solely to correct that typographical error.
Common Stock Par Value .001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	CIFR
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Whole Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per whole share
Trading Symbol	CIFRW
Security Exchange Name	NASDAQ